UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200

Wheaton, IL 6018

(Address of principal executive offices) (Zip code)

Bruce Bond
Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
120 N Hale Street, Suite 200

Wheaton, IL 60187

(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

EXPLANATORY NOTE: This Form N-Q filing covers the Innovator Lunt Low Vol/High Beta Tactical ETF (LVHB).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

June 30, 2018 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—2.0%
Arconic, Inc.	112,549	$1,914,458
Boeing Co. (The)	4,841	1,624,204
Total Aerospace & Defense		3,538,662
Airlines—0.8%
American Airlines Group, Inc.	38,690	1,468,672

Auto Components—1.7%
Aptiv PLC	17,024	1,559,909
BorgWarner, Inc.	34,829	1,503,220
Total Auto Components		3,063,129
Banks—4.6%
Bank of America Corp.	55,573	1,566,603
Citizens Financial Group, Inc.	41,037	1,596,339
Comerica, Inc.	16,522	1,502,180
SunTrust Banks, Inc.	23,425	1,546,519
SVB Financial Group*	6,517	1,881,849
Total Banks		8,093,490
Biotechnology—4.5%
AbbVie, Inc.	17,203	1,593,858
Alexion Pharmaceuticals, Inc.*	16,595	2,060,269
Incyte Corp.*	31,863	2,134,821
Vertex Pharmaceuticals, Inc.*	12,837	2,181,777
Total Biotechnology		7,970,725
Building Products—0.9%
AO Smith Corp.	25,891	1,531,453

Capital Markets—12.0%
Affiliated Managers Group, Inc.	10,892	1,619,314
Ameriprise Financial, Inc.	12,540	1,754,095
BlackRock, Inc.	3,370	1,681,765
Charles Schwab Corp. (The)	31,162	1,592,378
E*TRADE Financial Corp.*	27,932	1,708,321
Franklin Resources, Inc.	49,739	1,594,135
Goldman Sachs Group (The), Inc.	7,084	1,562,518
Invesco Ltd.	66,295	1,760,795
Morgan Stanley	33,856	1,604,774
Northern Trust Corp.	14,696	1,512,072
Raymond James Financial, Inc.	20,019	1,788,698
State Street Corp.	16,460	1,532,261
T Rowe Price Group, Inc.	14,476	1,680,519
Total Capital Markets		21,391,645

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

Investments	Shares	Value
Chemicals—4.9%
CF Industries Holdings, Inc.	43,199	$1,918,036
DowDuPont, Inc.	26,850	1,769,952
FMC Corp.	17,952	1,601,498
Mosaic Co. (The)	65,020	1,823,811
Praxair, Inc.	10,117	1,600,003
Total Chemicals		8,713,300
Communications Equipment—1.0%
Cisco Systems, Inc.	40,002	1,721,286

Construction & Engineering—1.0%
Jacobs Engineering Group, Inc.	27,384	1,738,610

Consumer Finance—2.7%
Capital One Financial Corp.	17,522	1,610,272
Discover Financial Services	21,434	1,509,168
Synchrony Financial	50,973	1,701,479
Total Consumer Finance		4,820,919
Containers & Packaging—0.9%
WestRock Co.	27,217	1,551,913

Diversified Telecommunication Services—0.9%
CenturyLink, Inc.	83,859	1,563,132

Electrical Equipment—0.9%
Rockwell Automation, Inc.	9,691	1,610,935

Electronic Equipment, Instruments & Components—1.8%
Corning, Inc.	57,699	1,587,300
IPG Photonics Corp.*	7,564	1,668,845
Total Electronic Equipment, Instruments & Components		3,256,145
Health Care Equipment & Supplies—3.5%
Align Technology, Inc.*	8,340	2,853,448
IDEXX Laboratories, Inc.*	7,764	1,692,086
Intuitive Surgical, Inc.*	3,576	1,711,044
Total Health Care Equipment & Supplies		6,256,578
Household Durables—0.9%
Newell Brands, Inc.	59,372	1,531,204

Insurance—1.8%
Lincoln National Corp.	25,921	1,613,582
Prudential Financial, Inc.	17,344	1,621,838
Total Insurance		3,235,420

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

Investments	Shares	Value
Internet & Direct Marketing Retail—2.6%
Amazon.com, Inc.*	1,073	$1,823,886
Netflix, Inc.*	7,010	2,743,924
Total Internet & Direct Marketing Retail		4,567,810
Internet Software & Services—3.0%
Akamai Technologies, Inc.*	21,090	1,544,421
Alphabet, Inc., Class C*	1,736	1,936,768
Facebook, Inc., Class A*	9,708	1,886,459
Total Internet Software & Services		5,367,648
IT Services—1.0%
PayPal Holdings, Inc.*	21,533	1,793,053

Life Sciences Tools & Services—2.0%
Illumina, Inc.*	6,758	1,887,442
Mettler-Toledo International, Inc.*	2,880	1,666,454
Total Life Sciences Tools & Services		3,553,896
Machinery—3.5%
Caterpillar, Inc.	11,648	1,580,284
Deere & Co.	11,950	1,670,610
PACCAR, Inc.	25,119	1,556,373
Parker-Hannifin Corp.	9,416	1,467,484
Total Machinery		6,274,751
Metals & Mining—1.3%
Freeport-McMoRan, Inc.	131,480	2,269,345

Multiline Retail—1.1%
Kohl's Corp.	27,157	1,979,745

Oil, Gas & Consumable Fuels—5.0%
EQT Corp.	32,719	1,805,435
Hess Corp.	28,912	1,933,924
Marathon Oil Corp.	79,947	1,667,694
Newfield Exploration Co.*	59,949	1,813,457
Noble Energy, Inc.	46,340	1,634,875
Total Oil, Gas & Consumable Fuels		8,855,385
Pharmaceuticals—0.6%
Nektar Therapeutics*	23,631	1,153,902

Professional Services—0.9%
Robert Half International, Inc.	25,574	1,664,867

Road & Rail—0.9%
CSX Corp.	25,939	1,654,389

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor—17.3%
Advanced Micro Devices, Inc.*	190,141	$2,850,214
Analog Devices, Inc.	18,156	1,741,524
Applied Materials, Inc.	48,033	2,218,644
Broadcom, Inc.	6,716	1,629,570
Intel Corp.	37,533	1,865,765
KLA-Tencor Corp.	20,823	2,134,982
Lam Research Corp.	13,365	2,310,140
Microchip Technology, Inc.	20,614	1,874,843
Micron Technology, Inc.*	47,737	2,503,328
NVIDIA Corp.	10,623	2,516,589
Qorvo, Inc.*	21,086	1,690,465
QUALCOMM, Inc.	31,422	1,763,403
Skyworks Solutions, Inc.	20,481	1,979,489
Texas Instruments, Inc.	17,396	1,917,909
Xilinx, Inc.	26,275	1,714,706
Total Semiconductors & Semiconductor		30,711,571
Software—6.7%
Activision Blizzard, Inc.	28,597	2,182,523
Adobe Systems, Inc.*	7,693	1,875,630
Autodesk, Inc.*	14,432	1,891,891
Electronic Arts, Inc.*	12,560	1,771,211
Microsoft Corp.	20,408	2,012,433
Take-Two Interactive Software, Inc.*	18,141	2,147,169
Total Software		11,880,857
Technology Hardware, Storage & Peripherals—4.9%
Apple, Inc.	8,494	1,572,324
HP, Inc.	78,999	1,792,487
NetApp, Inc.	24,941	1,958,617
Seagate Technology PLC	29,202	1,649,037
Western Digital Corp.	22,222	1,720,205
Total Technology Hardware, Storage & Peripherals		8,692,670
Textiles, Apparel & Luxury Goods—1.2%
Under Armour, Inc., Class A*	91,178	2,049,681

Trading Companies & Distributors—1.0%
United Rentals, Inc.*	12,654	1,867,984

Total Investments—99.8% (Cost $183,798,755)		177,394,772
Other Assets in Excess of Liabilities—0.2%		425,090
Net Assets—100.0%		$177,819,862

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

June 30, 2018 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$177,394,772	$–	$–	$177,394,772
Total	$177,394,772	$–	$–	$177,394,772

For the period ended June 30, 2018, there were no transfers between any levels. As of June 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

1.     ORGANIZATION

The Innovator ETFs Trust II (the "Trust"), formerly Elkhorn ETF Trust, was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Innovator Lunt Low Vol/High Beta Tactical ETF, (the "Fund") is presented herein. The Fund is classified as a non-diversified series of the Trust.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies".

2.     SECURITIES VALUATION

Investment Valuation:

The Fund calculates its net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value the Adviser determines the price of the security held by the Fund based on a determination of the security's fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED

June 30, 2018 (unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund's investments at June 30, 2018, is disclosed at the end of the Fund's Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/	Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	8/3/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	8/3/2018

By (Signature and Title)*	/s/	John Southard
John Southard, Chief Financial Officer (principal financial officer)

Date	8/3/2018

* Print the name and title of each signing officer under his or her signature.